Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
[custom:CurrentPortionNotesReceivableRelatedParties-0]	$ 3,637	$ 3,631
Accounts Payable, Related Parties, Current	$ 33	$ 55
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	5,131,934	5,131,934
Common Stock, Shares, Outstanding	5,131,934	5,131,934